SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14: SUBSEQUENT EVENTS

On January 11, 2023, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a certain accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell, in a private placement (the “Private Placement”), an aggregate of 475,000 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (“Common Stock”), and accompanying warrants (the “Common Warrants”) to purchase 475,000 shares of Common Stock, at a combined purchase price of $3.915 per share and Common Warrant, and (ii) 802,140 pre-funded warrants (the “Pre-Funded Warrants” and together with the Common Warrants, the “Warrants” and together with the Shares and the shares of Common Stock underlying the Warrants, the “Securities”) exercisable for 802,140 shares of Common Stock, and accompanying Common Warrants to purchase 802,140 shares of Common Stock, at a combined purchase price of $3.915, less the exercise price of $0.0001, per Pre-Funded Warrant and accompanying Common Warrant, to the Investors, for aggregate gross proceeds from the Private Placement of approximately $5 million.

Each Common Warrant has an exercise price of $3.80 per share, will be immediately exercisable upon issuance and will expire five years from the date of issuance.

In February 2023, the Company fully repaid the December Notes for $4.0 million.

In February 2023, the Company and the Sundry Sellers verbally agreed to extend the maturity date to December 31, 2023.

On April 7, 2023, the Company and various purchasers executed a Securities Purchase Agreement (“April 2023 Notes”) whereby the investors purchased from the Company convertible promissory notes in the aggregate principal amount of $2,208,750, consisting of original issue discount of $408,750. The Company received net proceeds of $1,800,000. The April 2023 Notes are due and payable on September 30, 2023. If the April 2023 Notes are not repaid in full by the maturity date or if any other event of default occurs, (1) the face value of the April Notes will be automatically increased to 120%; (2) the April 2023 Notes will begin generating an annual interest rate of 20%, which will be paid in cash monthly until the default is cured; and (3) if such default continues for 14 or more calendar days, at the investors’ discretion, the April 2023 Notes shall become convertible at the option of the investors into shares of the Company’s common stock at a conversion price equal to the closing price of the Company’s common stock on the date of the note conversion.